Notes Payable (Details 1) - USD ($)	Mar. 31, 2016	Dec. 31, 2015
Debt Disclosure [Abstract]
2016	$ 4,289,444	$ 4,289,444
2017
2018
2019	3,725,000	3,725,000
2020	3,000,000	3,000,000
Total scheduled principal payments	11,014,444	11,014,444
Less unamortized discounts at March 31, 2016	(2,762,429)	(2,901,596)
Total	$ 8,252,016	$ 8,112,848